LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE LIABILITY
Lease liability at beginning of period	$ 1,312	$ 2,634
Recognition of liability	2,746	93
Lease payments	(477)	(1,573)
Derecognition	(155)
Accretion - G&A	73	90
Accretion - E&E	63	68
Lease liability at end of period	3,562	1,312
Lease liability
Current portion of lease liabilities	545	494
Long-term lease liabilities	3,017	818
Total lease liability	3,562	1,312
Office
LEASE LIABILITY
Lease liability at beginning of period	1,144	1,274
Recognition of liability	1,392	93
Lease payments	(357)	(326)
Accretion - G&A	72	89
Accretion - E&E	29	14
Lease liability at end of period	2,280	1,144
Lease liability
Current portion of lease liabilities	243	326
Long-term lease liabilities	2,037	818
Total lease liability	2,280	1,144
Equipment
LEASE LIABILITY
Lease liability at beginning of period	168	1,360
Recognition of liability	1,354
Lease payments	(120)	(1,247)
Derecognition	(155)
Accretion - G&A	1	1
Accretion - E&E	34	54
Lease liability at end of period	1,282	168
Lease liability
Current portion of lease liabilities	302	168
Long-term lease liabilities	980
Total lease liability	$ 1,282	$ 168